UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  DECEMBER 31, 2006
                                               -------------------

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.): [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                      GREAT POINT PARTNERS, LLC
                  --------------------------------------------
Address:                   165 MASON STREET - 3RD FLOOR
                  --------------------------------------------
                           GREENWICH, CT  06830

13F File Number:
                  ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                           DR. JEFFREY R. JAY, M.D.
               -------------------------------------------------------
Title:                          SENIOR MANAGING MEMBER
               -------------------------------------------------------
Phone:                          203-971-3300
               -------------------------------------------------------

Signature, Place, and Date of Signing:

         /S/DR. JEFFREY R. JAY, M.D.                        GREENWICH, CT                  FEBRUARY 14, 2007
-------------------------------------------        ------------------------------     -------------------------
             [Signature]                                    [City, State]                       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


         13F File Number                    Name

        28-
           -------------                    -----------------------------

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0
                                    --------------

Form 13F Information Table Entry Total:             31
                                            ------------------

Form 13F Information Table Value Total:     $     260,821
                                             -----------------
                                                  (thousands)


List of Other Included Managers:            None


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

                            GREAT POINT PARTNERS, LLC
                              13F INFORMATION TABLE
                                DECEMBER 31, 2006

                  COLUMN 1      COLUMN 2  COLUMN 3   COLUMN 4             COLUMN 5       COLUMN 6     COLUMN 7          COLUMN 8
      ------------------------------------------------------------------------------------------------------------------------------
      -----------------------------------------------------------------------------------------------------------------------------

                                                                                                                   VOTING AUTHORITY
                               TITLE OF               VALUE    SHRS OR           PUT/   INVESTMENT     OTHER
                                                                                 ----
TICK      NAME OF ISSUER        CLASS      CUSIP    (X$1000)   PRN AMT  SH/PRN   CALL   DISCRETION    MANAGERS   SOLE   SHARED NONE
---------------------------------------            --------------------------------------------------------------------------------
---------------------------------------            --------------------------------------------------------------------------------
APPA  AP Pharma, Inc.          Common    00202J104    2,552   1,863,107   SH          Shared-Defined    None    1,863,107     None
ABMD  Abiomed Inc.             Common    003654100   14,335   1,016,700   SH          Shared-Defined    None    1,016,700     None
AEZS  Aeterna
      Zentaris, Inc.           Common    007975204      459     113,320   SH          Shared-Defined    None      113,320     None
AMGN  Amgen Inc.               Common    031162100    1,366      20,000   SH          Shared-Defined    None       20,000     None
ANSV  Anesiva, Inc.            Common    03460l100    8,514   1,225,000   SH          Shared-Defined    None    1,225,000     None
BIVN  Bioenvision Inc.         Common    09059N100    6,320   1,362,000   SH          Shares-Defined    None    1,362,000     None
CMX   Caremark RX, Inc.        Common    141705103   28,555     500,000   SH          Shared-Defined    None      500,000     None
CHTP  Chelsea
      Therapeutics
      International Ltd.       Common    163428105    3,297     863,176   SH          Shares-Defined    None      863,176     None
CYPB  Cypress Bioscience Inc.  Common    232674507   11,625   1,500,000   SH          Shares-Defined    None    1,500,000     None
DEPO  DepoMed, Inc.            Common    249908104    1,133     328,500   SH          Shared-Defined    None      328,500     None
GENT  Gentium Inc.             Common    37250B104   21,649   1,063,830   SH          Shares-Defined    None    1,063,830     None
HDIX  Home Diagnostics Inc.    Common    437080104    3,849     363,100   SH          Shares-Defined    None      363,100     None
HORC  Horizon Health Corp.     Common    44041Y104    3,547     181,244   SH          Shares-Defined    None      181,244     None
ISPH  Inspire
      Pharmaceuticals, Inc.    Common    457733103   29,242   4,605,000   SH          Shares-Defined    None    4,605,000     None
KOSN  Kosan Biosciences, Inc.  Common    50064W107   15,093   2,719,545   SH          Shares-Defined    None    2,719,545     None
MAXY  Maxygen, Inc.            Common    577776107      323      30,000   SH          Shares-Defined    None       30,000     None
MDT   Medtronic, Inc.          Common    585055106   10,033     187,500   SH          Shares-Defined    None      187,500     None
MEMY  Memory
      Pharmaceuticals Corp.    Common    58606r403   33,590  13,766,475   SH          Shares-Defined    None   13,766,475     None
NTII  Neurobiological
      Technologies Inc.        Common    64124W106      876     425,100   SH          Shares-Defined    None      425,100     None
OCR   Omnicare Inc.            Common    681904108    8,112     210,000   SH          Shares-Defined    None      210,000     None
PANC  Panacos
      Pharmaceuticals Inc.     Common    69811Q106    8,020   2,000,000   SH          Shares-Defined    None    2,000,000     None
PRXL  Parexel
      International Corp.      Common    699462107    4,781     165,049   SH          Shares-Defined    None      165,049     None
RPRX  Repros Therapeutics      Common    76028H100    5,144     407,900   SH          Shares-Defined    None      407,900     None
RESP  Respironics Inc.         Common    761230101    7,173     190,000   SH          Shares-Defined    None      190,000     None
RIGL  Rigel
      Pharmaceuticals, Inc.    Common    766559603   18,168   1,530,600   SH          Shares-Defined    None    1,530,600     None
THOR  Thoratec Corp.           Common    885175307    6,012     342,000   SH          Shares-Defined    None      342,000     None



NFLD  Northfield Labs
      01/07 puts @ $10          Put      666135108    3,167       5,278         Put   Shares-Defined    None        5,278     None
TELK  Telik 01/07
      puts @$12.50              Put      8759M109     3,677       4,568         Put   Shares-Defined    None        4,568     None
TELK  Telik 01/07
      puts @$5.00               Put      8759M109       200       3,076         Put   Shares-Defined    None        3,076     None
TELK  Telik 02/07
      puts @$5.00               Put      8759M109         3          35         Put   Shares-Defined    None           35     None
TELK  Telik 01/07
      calls @ $25.00            Call     8759M109         5       2,000        Call   Shares-Defined    None        2,000     None
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